Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In November 2023, the Company adopted a Policy for the Granting of Equity-Based Awards, describing its processes for the granting of shares of common stock or derivatives thereof, including RSUs, PSUs and/or other equity-based awards. The Policy for the Granting of Equity-Based Awards provides that grants of equity-based awards made in conjunction with the hiring of a new employee or the promotion of an existing employee will be made on a regular monthly basis on the first day of each month, to ensure that equity awards cannot be timed to take advantage of material nonpublic information. Grants of equity-based awards to existing employees (other than in connection with a promotion) will be made, if at all, on an annual basis and considered and approved by the Compensation Committee at a meeting to be held in February of each year or shortly thereafter. Our Compensation Committee carefully reviews any potential material nonpublic information before granting equity awards. We do not time our equity award grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of equity award grants. We also do not time the release of material nonpublic information based on equity award grant dates. The Policy for the Granting of Equity-Based Awards further provides that all equity-based awards must be priced on their respective grant date.
The Company did not grant awards of stock options, stock appreciation rights or similar option-like instruments during fiscal 2025.

Award Timing Method	n November 2023, the Company adopted a Policy for the Granting of Equity-Based Awards, describing its processes for the granting of shares of common stock or derivatives thereof, including RSUs, PSUs and/or other equity-based awards. The Policy for the Granting of Equity-Based Awards provides that grants of equity-based awards made in conjunction with the hiring of a new employee or the promotion of an existing employee will be made on a regular monthly basis on the first day of each month, to ensure that equity awards cannot be timed to take advantage of material nonpublic information. Grants of equity-based awards to existing employees (other than in connection with a promotion) will be made, if at all, on an annual basis and considered and approved by the Compensation Committee at a meeting to be held in February of each year or shortly thereafter. Our Compensation Committee carefully reviews any potential material nonpublic information before granting equity awards. We do not time our equity award grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of equity award grants. We also do not time the release of material nonpublic information based on equity award grant dates. The Policy for the Granting of Equity-Based Awards further provides that all equity-based awards must be priced on their respective grant date.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
In November 2023, the Company adopted a Policy for the Granting of Equity-Based Awards, describing its processes for the granting of shares of common stock or derivatives thereof, including RSUs, PSUs and/or other equity-based awards. The Policy for the Granting of Equity-Based Awards provides that grants of equity-based awards made in conjunction with the hiring of a new employee or the promotion of an existing employee will be made on a regular monthly basis on the first day of each month, to ensure that equity awards cannot be timed to take advantage of material nonpublic information. Grants of equity-based awards to existing employees (other than in connection with a promotion) will be made, if at all, on an annual basis and considered and approved by the Compensation Committee at a meeting to be held in February of each year or shortly thereafter. Our Compensation Committee carefully reviews any potential material nonpublic information before granting equity awards. We do not time our equity award grants either to take advantage of a depressed stock price, or an anticipated increase in stock price, and we have limited the amount of discretion that can be exercised in connection with the timing of equity award grants. We also do not time the release of material nonpublic information based on equity award grant dates. The Policy for the Granting of Equity-Based Awards further provides that all equity-based awards must be priced on their respective grant date.

MNPI Disclosure Timed for Compensation Value	false